Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses), net of tax	$ (11)	$ 20	$ (4)
Net change related to other comprehensive income (loss), tax	2	(1)	6
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses), net of tax	57	411	247
Net change related to other comprehensive income (loss), tax	53	414	258
Translation adjustments and other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net change related to other comprehensive income (loss), tax	$ 0	$ 8	$ 0